Document and Entity Information	Dec. 13, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	3M COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3285
Entity Tax Identification Number	41-0417775
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000066740
Notes 1.500% Due 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
Notes 0.375% Due 2022 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	MMM22A
Security Exchange Name	NYSE
Notes 0.950% Due 2023 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2023
Trading Symbol	MMM23
Security Exchange Name	NYSE
Notes 1.750% Due 2030 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
Notes 1.500% Due 2031 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member] | Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	CHX